Revenue (Details) kr in Thousands, € in Millions, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 06, 2018 USD ($)	Nov. 30, 2016 DKK (kr)	Jul. 31, 2016 DKK (kr)	Jun. 30, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)		Dec. 31, 2015 DKK (kr)	Dec. 31, 2014 USD ($)
Revenue
Potential milestone payment from Sanofi | $	$ 15.0				$ 15.0
Total license and milestone revenue							kr 13,119		kr 101,015		kr 210,440
Total royalty income							24,858		35,307		20,424
Total revenue							37,977		136,322	[1]	230,864	[1]	kr 182,573
Lixisenatide
Revenue
Total royalty income							7,072	€ 22.4	16,652		20,424
Soliqua
Revenue
Total royalty income							17,786	25.1	18,655		0
Sanofi
Revenue
Potential milestone payment from Sanofi | $	$ 15.0				15.0
Revenue from milestone payments							0
Total license and milestone revenue							0		69,603		208,692
Total royalty income				kr 17,100			kr 24,858		35,307		20,424
Sanofi | Lixisenatide
Revenue
Maximum amount of milestone payments to be received | $					$ 100.0
Royalty income in percentage					10.00%	10.00%	10.00%
Potential milestone payment from Sanofi | $					$ 100.0
Royalty expense in percentage					0.50%	0.50%	0.50%
Total license and milestone revenue			kr 33,500					€ 27.4
Total royalty income | €						€ 9.5
Sanofi | Soliqua
Revenue
Royalty income in percentage					10.00%	10.00%	10.00%
Total license and milestone revenue		kr 175,200
Total royalty income | €						€ 23.8
Alkermes plc | Lixisenatide
Revenue
License fee expense in percentage					13.00%	13.00%	13.00%
Boehringer Ingelheim License Agreement
Revenue
Total license and milestone revenue							kr 0		29,750		0
Boehringer Ingelheim License Agreement | Advance novel glucagon
Revenue
Maximum amount of milestone payments to be received | €						€ 386.0
Outstanding milestone payments | €						365.0
Boehringer Ingelheim License Agreement | Therapeutic peptides stemming
Revenue
Maximum amount of milestone payments to be received | €						295.0
Outstanding milestone payments | €						€ 283.0
Period of agreement														4 years 6 months
Helsinn Healthcare S.A License Agreement
Revenue
Total license and milestone revenue							0		0		112
Undisclosed counterpart
Revenue
Total license and milestone revenue							9,845		0		0
Protagonist Therapeutics Inc License Agreement
Revenue
Amount to be received on termination of license agreement | $														$ 15.0
Total license and milestone revenue							kr 3,274		kr 1,662		kr 1,636

[1]	See note 1 to the consolidated financial statements.